Investments in associates and joint venture - Statements of financial position of Tinka under IFRS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Investments in associates [Line Items]
Current assets	$ 589,152	$ 648,619
Non-current assets	3,390,465	3,458,655
Current liabilities	360,436	565,357
Shareholders' equity, net	2,799,857	$ 2,968,200	$ 3,029,565	$ 3,063,627
Tinka Resources Ltd [Member]
Disclosure of Investments in associates [Line Items]
Current assets	14,075
Non-current assets	50,464
Current liabilities	(876)
Shareholders' equity, net	63,663
Adjustments to conform to the accounting policies of the Group	2,982
Shareholders' equity, net, adjusted	66,645
Group's interest	$ 12,862